Related Party Transactions (Details) - European Wax Center, Inc. and Subsidiaries - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 25, 2021	Sep. 26, 2020	Sep. 25, 2021	Sep. 26, 2020	Dec. 26, 2020
Related Party Transaction [Line Items]
Advances to related parties	$ 0		$ 0		$ 689
Consulting Fees, Related Party	$ 17	$ 33	$ 117	$ 133